Business Combination and Goodwill - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 13, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill impairment loss		¥ 0	¥ 0	¥ 0
Contingent consideration payables		18,862	19,309
Net income		80,819	31,604	¥ (169,686)
Beijing Hengyue Acquisition [Member]
Business Acquisition [Line Items]
Consideration paid in cash	¥ 39,375
Contingent consideration payables	39,375	18,862	¥ 19,309
Change in fair value gain		37,121
Revenues	11,986
Net income	¥ 2,042
Proforma Revenue		268,922
Proforma net loss		¥ 169,433